Document And Entity Information	Jul. 15, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity Emerging Growth Company	true
Entity File Number	001-41250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1624542
Entity Address, Address Line One	77 Accord Park Drive;
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	617
Local Phone Number	871-2101
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DHAI
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	DHAIW
Security Exchange Name	NASDAQ